American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
December 31, 2021

Mid Cap Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Aerospace and Defense — 2.4%
BAE Systems plc	11,987,807	89,395,370
General Dynamics Corp.	554,260	115,546,582
		204,941,952
Airlines — 1.9%
Southwest Airlines Co.(1)	3,660,416	156,812,221
Auto Components — 2.0%
BorgWarner, Inc.	2,742,995	123,626,785
Bridgestone Corp.	960,800	41,249,690
		164,876,475
Automobiles — 0.5%
Honda Motor Co. Ltd., ADR	1,450,336	41,262,059
Banks — 5.3%
Commerce Bancshares, Inc.	214,281	14,729,676
First Hawaiian, Inc.	2,558,595	69,926,401
M&T Bank Corp.	645,739	99,172,596
Prosperity Bancshares, Inc.	1,178,900	85,234,470
Truist Financial Corp.	2,246,342	131,523,324
Westamerica Bancorporation	891,721	51,479,053
		452,065,520
Capital Markets — 7.0%
Ameriprise Financial, Inc.	289,462	87,319,107
Bank of New York Mellon Corp. (The)	2,826,595	164,168,638
Northern Trust Corp.	1,682,725	201,270,737
State Street Corp.	477,629	44,419,497
T. Rowe Price Group, Inc.	493,317	97,005,855
		594,183,834
Chemicals — 0.9%
Axalta Coating Systems Ltd.(1)	2,316,501	76,722,513
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	328,215	45,769,582
Communications Equipment — 1.6%
F5, Inc.(1)	358,997	87,850,156
Juniper Networks, Inc.	1,364,868	48,739,436
		136,589,592
Containers and Packaging — 3.1%
Amcor plc	2,667,573	32,037,552
Packaging Corp. of America	629,967	85,770,007
Sonoco Products Co.	2,561,696	148,296,581
		266,104,140
Electric Utilities — 4.8%
Edison International	2,429,878	165,839,174
Evergy, Inc.	867,401	59,512,383
Eversource Energy	640,844	58,303,987
Pinnacle West Capital Corp.	1,123,432	79,303,065
Xcel Energy, Inc.	574,992	38,926,958
		401,885,567
Electrical Equipment — 3.8%
Emerson Electric Co.	1,614,669	150,115,777

Hubbell, Inc.	227,546	47,391,005
nVent Electric plc	3,364,369	127,846,022
		325,352,804
Electronic Equipment, Instruments and Components — 0.3%
Corning, Inc.	591,319	22,014,806
Energy Equipment and Services — 1.0%
Baker Hughes Co.	3,597,022	86,544,349
Equity Real Estate Investment Trusts (REITs) — 6.6%
Equinix, Inc.	87,996	74,430,536
Essex Property Trust, Inc.	227,814	80,242,925
Healthcare Trust of America, Inc., Class A	2,696,066	90,021,644
Healthpeak Properties, Inc.	3,260,122	117,657,803
MGM Growth Properties LLC, Class A	2,199,848	89,863,791
Regency Centers Corp.	1,047,079	78,897,403
Weyerhaeuser Co.	711,998	29,320,078
		560,434,180
Food and Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	3,512,462	120,534,829
Sysco Corp.	804,339	63,180,828
		183,715,657
Food Products — 5.0%
Conagra Brands, Inc.	5,095,359	174,006,510
General Mills, Inc.	951,688	64,124,738
J.M. Smucker Co. (The)	493,731	67,058,544
Kellogg Co.	860,048	55,404,292
Orkla ASA	6,453,545	64,687,483
		425,281,567
Gas Utilities — 1.7%
Atmos Energy Corp.	756,962	79,306,909
Spire, Inc.	932,342	60,807,345
		140,114,254
Health Care Equipment and Supplies — 5.7%
Becton Dickinson and Co.	359,633	90,440,507
Envista Holdings Corp.(1)	1,709,768	77,042,146
Koninklijke Philips NV	1,470,149	54,174,991
Zimmer Biomet Holdings, Inc.	2,055,757	261,163,369
		482,821,013
Health Care Providers and Services — 8.9%
AmerisourceBergen Corp.	450,875	59,916,779
Cardinal Health, Inc.	1,841,985	94,843,808
Centene Corp.(1)	734,839	60,550,733
Henry Schein, Inc.(1)	1,746,675	135,419,713
McKesson Corp.	515,178	128,057,795
Quest Diagnostics, Inc.	755,072	130,635,007
Universal Health Services, Inc., Class B	1,142,531	148,140,569
		757,564,404
Health Care Technology — 2.3%
Cerner Corp.	2,128,066	197,633,489
Hotels, Restaurants and Leisure — 1.5%
Cracker Barrel Old Country Store, Inc.	335,082	43,104,948
Sodexo SA(2)	958,569	84,035,775
		127,140,723
Household Products — 1.1%
Kimberly-Clark Corp.	655,927	93,745,087

Insurance — 6.9%
Aflac, Inc.	2,492,010	145,508,464
Allstate Corp. (The)	782,638	92,077,361
Arthur J. Gallagher & Co.	197,531	33,515,085
Chubb Ltd.	670,032	129,523,886
Progressive Corp. (The)	445,224	45,702,243
Reinsurance Group of America, Inc.	1,267,198	138,745,509
		585,072,548
IT Services — 1.2%
Amdocs Ltd.	752,309	56,302,806
Euronet Worldwide, Inc.(1)	381,459	45,458,469
		101,761,275
Leisure Products — 0.7%
Polaris, Inc.	553,393	60,823,425
Machinery — 2.4%
Cummins, Inc.	184,098	40,159,138
IMI plc	245,900	5,799,301
Oshkosh Corp.	709,422	79,958,953
PACCAR, Inc.	895,399	79,027,916
		204,945,308
Media — 1.4%
Fox Corp., Class B	3,371,935	115,556,213
Multi-Utilities — 1.4%
NorthWestern Corp.	2,097,439	119,889,613
Multiline Retail — 1.3%
Dollar Tree, Inc.(1)	756,455	106,297,057
Oil, Gas and Consumable Fuels — 3.6%
ConocoPhillips	1,623,014	117,149,150
Devon Energy Corp.	2,450,203	107,931,442
Pioneer Natural Resources Co.	415,436	75,559,500
		300,640,092
Paper and Forest Products — 1.4%
Mondi plc	4,880,571	121,057,237
Road and Rail — 0.7%
Heartland Express, Inc.	3,445,010	57,945,068
Software — 1.7%
CDK Global, Inc.	1,311,674	54,749,273
Open Text Corp.	1,846,640	87,678,467
		142,427,740
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	692,013	166,000,078
Technology Hardware, Storage and Peripherals — 1.4%
HP, Inc.	3,148,585	118,607,197
Thrifts and Mortgage Finance — 0.4%
Capitol Federal Financial, Inc.	3,108,787	35,222,557
Trading Companies and Distributors — 2.0%
Beacon Roofing Supply, Inc.(1)	796,211	45,662,701
MSC Industrial Direct Co., Inc., Class A	1,509,838	126,916,982
		172,579,683
TOTAL COMMON STOCKS (Cost $6,380,159,280)		8,352,400,879
TEMPORARY CASH INVESTMENTS — 1.4%
Federal Home Loan Bank Discount Notes, 0.00%, 1/3/22	25,000,000	25,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $18,419,104), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $18,053,945)		18,053,930

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $61,413,274), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $60,209,050)		60,209,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,623,820	15,623,820
TOTAL TEMPORARY CASH INVESTMENTS (Cost $118,886,750)		118,886,750
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $8,395,971)	8,395,971	8,395,971
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $6,507,442,001)		8,479,683,600
OTHER ASSETS AND LIABILITIES — (0.1)%		(9,117,387)
TOTAL NET ASSETS — 100.0%		$8,470,566,213

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	216,715,596	EUR	191,385,699	Credit Suisse AG	3/31/22	$(1,574,919)
USD	175,349,234	GBP	132,618,293	JPMorgan Chase Bank N.A.	3/31/22	(4,087,513)
USD	4,455,628	GBP	3,305,181	JPMorgan Chase Bank N.A.	3/31/22	(16,386)
JPY	293,767,095	USD	2,586,280	Bank of America N.A.	3/31/22	(30,487)
USD	70,553,325	JPY	8,005,509,406	Bank of America N.A.	3/31/22	904,878
USD	1,637,009	JPY	187,099,467	Bank of America N.A.	3/31/22	9,231
USD	1,782,753	JPY	204,400,685	Bank of America N.A.	3/31/22	4,454
USD	51,969,022	NOK	470,437,616	UBS AG	3/31/22	(1,363,416)
USD	1,566,224	NOK	13,823,493	UBS AG	3/31/22	(914)
						$(6,155,072)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,987,602. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,395,971.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	115,546,582	89,395,370	—
Auto Components	123,626,785	41,249,690	—
Food and Staples Retailing	63,180,828	120,534,829	—
Food Products	360,594,084	64,687,483	—
Hotels, Restaurants and Leisure	43,104,948	84,035,775	—
Machinery	199,146,007	5,799,301	—
Paper and Forest Products	—	121,057,237	—
Other Industries	6,920,441,960	—	—
Temporary Cash Investments	15,623,820	103,262,930	—
Temporary Cash Investments - Securities Lending Collateral	8,395,971	—	—
	7,849,660,985	630,022,615	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	918,563	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,073,635	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.